Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization and Description of Business [Line Items]
Organization and Description of Business

NOTE 1 — Organization and Description of Business

Americrew Inc. (the “Americrew”) is a Delaware corporation organized on October 26, 2021. Its predecessor, PhoneBrasil International, Inc. (the “Company” or “PhoneBrasil”) was organized in New Jersey as Donald Utz Engineering, Inc. in 1991. PhoneBrasil changed its name by and then merged into Americrew on December 1, 2021.

On February 14, 2020, the Superior Court of New Jersey Equity Division appointed Custodian Ventures, LLC as the custodian for PhoneBrasil International, Inc., f/k/a Utz Technologies, Inc., Civil Action No. C-2-20, finding that Custodian Ventures, LLC had exhausted all reasonable means of serving the Summons and Complaint in the action to the officers and directors of PhoneBrasil International, Inc., f/k/a Utz Technologies, Inc., and thereby deemed to have served the Summons and Complaint pursuant to Rule 4:4-4(b)(3) and the officers and directors failed to answer or respond in the time allotted by Rule 1:20-6.2. There was no opposition.

On September 30, 2020, the Company filed a Restated Certificate of Incorporation which increased the authorized shares to 300,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.000001 per share. Each preferred share was convertible to common stock at a ratio of 30 to 1. All number of shares of common stock have been retroactively adjusted to give effect to a reverse stock split effective December 1, 2021. See Note 16 “Subsequent Events.”

The increase in the shares the Company is authorized to issue was made because Management believed that it would better position the Company in its efforts to make acquisitions of viable business entities on a stock for stock basis. The Board of Directors further believed it would benefit the stockholders to have a substantial number of unreserved shares available for issuance so that adequate shares may be available for the possible business combination or acquisition.

On September 15, 2020, the Company issued 180,000 shares of $0.00001 par value common stock to Custodian Ventures, LLC in return for a reduction of $5,000 of the interest-free demand loans issued to the Company by Custodian Ventures, LLC.

On October 5, 2020, the Company issued 10,000,000 shares of preferred stock to Custodian Ventures, LLC in return for a reduction of $10,000 of related party debt that had been extended to the Company.

Effective December 9, 2020, DR Shell LLC, a Delaware limited liability company (the “Buyer”) purchased from Custodian Ventures LLC, 180,000 shares of the common stock of the Company, representing approximately 62% of the outstanding Common Stock of the Company, and (ii) 10,000,000 shares of convertible preferred stock of the Company, for a total purchase price of $245,000 in cash. The funds were provided by the Buyer’s members. The shares were acquired pursuant to a Stock Purchase Agreement, dated December 9, 2020 (the “SPA”), by and among the Seller, the Buyer, and David Lazar, then Chief Executive Officer of the Company and managing director of Custodian Ventures, LLC. Additionally, under the terms of the SPA, Mr. Lazar forgave $41,229 in related-party loans.

As a result of the transaction, Mr. Ross DiMaggio, the manager of the Buyer, acquired control of the Company.

Under the terms of the SPA, effective December 9, 2020, Mr. Lazar resigned as the Chief Executive Officer, Treasurer, and Secretary of the Company, and Mr. DiMaggio was appointed as the sole director, Chief Executive Officer, Treasurer, and Secretary of the Company.

On August 12, 2021, The Company executed a Share Exchange Agreement with Mikab Corporation (“Mikab”). The Company exchanged 94.2% of the outstanding PhoneBrasil common stock for the capital stock of Mikab. The exchange did not include two immaterial subsidiaries previously consolidated with Mikab.

Mikab provides specialty contracting services to market participants in the telecommunications and clean energy industries and infrastructure build throughout the United States. A proportion of our workforce is staffed through a unique in-house program through which we hire and train military veterans to provide construction and maintenance services to our customers. We also hire employees with skill and experience in our fields and use third party independent contractors for our operations.

On September 13, 2021 The Company increased its authorized common stock to 16,500,000. On September 24, 2021 the Company designated 309,46 shares of Preferred Stock as Convertible Preferred Stock.

The Company’s accounting year-end is December 31.

PHONEBRASIL INTERNATIONAL, INC. [Member]
Organization and Description of Business [Line Items]
Organization and Description of Business

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

PhoneBrasil International, Inc. f/k/a Utz Technologies, Inc. (the “Company”, or “PhoneBrasil”) was organized in New Jersey as Donald Utz Engineering, Inc. in 1991. In April of 1991, the Company changed its name to Utz Engineering, Inc. In March 2002, the Company changed its name to Utz Technologies, Inc. The Company changed its name to PhoneBrasil International, Inc. and further filed a Registration of Alternate Name in the State of New Jersey for the use of the name PhoneBrasil International, Inc. (“we” or the “Company”). We were a development stage company engaged in the telecommunications industry.

On April 20, 2007, with a new management team in place, the Board of Directors, in furtherance of its plan designed to grow the Company substantially, and materially change the business direction of the Company, took the following action:

1.      Elected to divest the Company of its then-current business activities by selling, in consideration of the assumption of all indebtedness and relief of obligations under executory contracts, all of its business assets;

2.      Agreed to acquire all of the capital shares of PhoneBrasil Telephonia Voipdigital, Inc., in exchange for 6,000,000 shares of the Company’s capital stock; and

3.      Agreed, subject to Shareholder approval, to change the Company’s name to PhoneBrasil International Inc.

On April 30, 2007, The Board of Directors, realizing there were not sufficient shares authorized to be issued by the Company agreed, subject to shareholder approval, to increase the amount of shares the Company was authorized to issue from 6,000,000 to 30,000,000.

On May 12, 2007, shareholders owning a majority of the issued and outstanding voting shares of the Company voted affirmatively to amend the Certificate of Incorporation of the Company to (a) increase the authorized shares the Company is allowed to issue from 6,000,000 to 30,000,000; and (b) to change the name of the Company from its present form to PhoneBrasil International, Inc. However, this was not properly filed with the State of New Jersey. Therefore, the Company submitted the Registration of Alternate Name in the State of New Jersey for the use of the name PhoneBrasil International, Inc. in May of 2020.

On February 14, 2020, the Superior Court of New Jersey Equity Division appointed Custodian Ventures, LLC as the custodian for PhoneBrasil International, Inc., f/k/a Utz Technologies, Inc., Civil Action No. C-2-20, finding that Custodian Ventures, LLC had exhausted all reasonable means of serving the Summons and Complaint in the action to the officers and directors of PhoneBrasil International, Inc., f/k/a Utz Technologies, Inc., and thereby deemed to have served the Summons and Complaint pursuant to Rule 4:4-4(b)(3) and the officers and directors failed to answer or respond in the time allotted by Rule 1:20-6.2. There was no opposition.

The increase in the shares the Company is authorized to issue was made because Management believed that it would better position the Company in its efforts to make acquisitions of viable business entities on a stock for stock basis. The Board of Directors further believed it would benefit the shareholders to have a substantial number of unreserved shares available for issuance so that adequate shares may be available for the possible business combination or acquisition.

On September 30, 2020, the Company filed a Restated Certificate of Incorporation which increased the authorized shares to 300,000,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.001 per share. The preferred shares are convertible to common shares at a ratio of 30 to 1.

On September 15, 2020, the Company issued 180,000 shares of $0.00001 par value common stock to Custodian Ventures, LLC in return for a reduction of $5,000 of the interest-free demand loans issued to the Company by Custodian Ventures, LLC.

On October 5, 2020, the issued 10,000,000 shares of Preferred Stock to Custodian Ventures, LLC in return for a reduction of $10,000 of related party debt that had been extended to the Company.

Effective December 9, 2020, DR Shell LLC, a Delaware limited liability company (the “Buyer”) purchased from Custodian Ventures LLC, 180,000 shares of the common stock of the Company, representing approximately 62% of the outstanding Common Stock of the Company, and (ii) 10,000,000 shares of Preferred Stock of the Company, for a total purchase price of $245,000 in cash. The funds were provided by the Buyer’s members. The shares were acquired pursuant to a Stock Purchase Agreement, dated December 9, 2020 (the “SPA”), by and among the Seller, the Buyer, and David Lazar, then Chief Executive Officer of the Company and managing director of Custodian Ventures, LLC. Additionally, under the terms of the SPA, Mr. Lazar forgave $41,229 in related-party loans.

As a result of the transaction, Mr. Ross DiMaggio, the manager of the Buyer, acquired control of the Company.

Under the terms of the SPA, effective December 9, 2020, Mr. Lazar resigned as the Chief Executive Officer, Treasurer, and Secretary of the Company, and Mr. DiMaggio was appointed as the sole director, Chief Executive Officer, Treasurer, and Secretary of the Company.

Based on information currently available the Company never commenced operating activities.

The Company’s accounting year-end is December 31.